Definition of Terms in Fund Name	Aug. 19, 2026
Fund Name Disclosure [Line Items]
Definition of Rule 35d-1 Term in Fund Name [Text Block]

Objective.

The Trust seeks above-average capital appreciation. Under normal circumstances, the Trust will invest at least 80% of its assets in small and/or mid capitalization companies. The Trust is concentrated (i.e., invests 25% or more of Trust assets) in common stocks of companies within each of the health care and industrials sectors.

Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]

Portfolio Selection Process.

Our goal with the Trust is to invest in undervalued companies with strong market positions. Through our selection process, we seek to find the stocks that we believe have the best prospects for above-average capital appreciation and companies with the following qualities:

• Strong balance sheets;

• Skilled management;

• High liquidity;

• Ability to generate earnings growth; and

• Record of financial strength and profit growth.

Identify the Universe. We begin by selecting the companies listed in the S&P MidCap 400® and S&P SmallCap 600® Indexes.

Screen for Financial Strength. We then evaluate companies based on multiple factors as of the date the portfolio was selected, including the following:

• Greater than $100 million in cash;

•	Long-Term Debt to Market Value of Equity less than 30%; and

• Return on Equity greater than 15%.

These factors are designed to identify those stocks which exhibit strong fundamental characteristics and to eliminate those that do not meet our investment criteria.

Examine Historical Financial Results. The next step in our process is to look for those companies that have earned a net cash flow return on investment that is above the average of their peers.

Select Companies with Attractive Valuations. The final step in our process is to select companies based on the fundamental analysis of our team of research analysts. The stocks selected for the portfolio are those that meet our investment objective, trade at attractive valuations and, in our opinion, are likely to exceed market expectations of future cash flows.

While not a part of the Trust’s portfolio selection process, the Trust also invests in dividend-paying securities and foreign securities.

As with any similar investments, there can be no guarantee that the objective of the Trust will be achieved. See “Risk Factors” for a discussion of the risks of investing in the Trust.